Fair Value of Financial Assets and Liabilities - Summary of Aggregate Fair Values of Warrant Liability and Derivative Liability (Detail) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrant Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance Beginning of period	$ 47	$ 26	$ 27
Change in fair value	31	(39)	(1)
Conversion of convertible redeemable preferred stock warrant into common stock warrant	(78)
Balance end of period		47	26
Warrant Liability | Amendment to 2012 Loan Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Initial fair value of derivative liability		60
Derivative Liability
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance Beginning of period	2,593	1,793
Change in fair value	(762)	(1,388)
Extinguishment of derivative liability	(2,234)	(1,741)
Balance end of period		2,593	1,793
Derivative Liability | 2015 Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Initial fair value of derivative liability			$ 1,793
Derivative Liability | 2016 Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Initial fair value of derivative liability		$ 3,929
Derivative Liability | 2017 Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Initial fair value of derivative liability	$ 403